Provisions	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

28	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2023	445	409	195	397	1,446
Additions	255	236	37	170	698
Amounts utilised	(288)	(231)	(69)	(68)	(656)
Unused amounts reversed	(149)	(30)	(41)	(95)	(315)
Exchange and other movements	21	(4)	8	16	41
At 31 Dec 2023	284	380	130	420	1,214
Contractual commitments[1]
At 1 Jan 2023					512
Net change in expected credit loss provision and other movements					15
At 31 Dec 2023					527
Total provisions
At 31 Dec 2022					1,958
At 31 Dec 2023					1,741

Provisions (excluding contractual commitments)
At 1 Jan 2022	383	619	386	558	1,946
Additions	434	271	60	206	971
Amounts utilised	(288)	(393)	(106)	(168)	(955)
Unused amounts reversed	(87)	(82)	(109)	(125)	(403)
Exchange and other movements	3	(6)	(36)	(74)	(113)
At 31 Dec 2022	445	409	195	397	1,446
Contractual commitments[1]
At 1 Jan 2022					620
Net change in expected credit loss provision and other movements					(108)
At 31 Dec 2022					512
Total provisions
At 31 Dec 2021					2,566
At 31 Dec 2022					1,958
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 36. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim); or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. ‘Regulatory matters’ refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see Note 34. Further analysis of the movement in the expected credit loss provision is disclosed within the ‘Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘
table on page 205.
Brazil PIS and COFINS tax matters
Beginning in the late 1990s, HSBC Bank Brasil S.A. – Banco Múltiplo (‘HSBC Brazil’) and other financial services firms brought legal proceedings in Brazil challenging the assessment of PIS and COFINS taxes, which are federal taxes imposed on gross revenues earned by legal entities in
Brazil. The Supreme Court of Brazil selected three cases – one involving an insurer, in 2007, and two involving other banks, in 2011 – to set standards that would apply to all of these proceedings. In June 2023, the court ruled against the financial services firms in all three cases. The standards set by the court in this ruling have not yet been applied to HSBC Brazil’s legacy cases, liability for which remained with HSBC after the sale of HSBC’s operations in Brazil to Bradesco in 2016. There are many factors that may affect the range of outcomes and any resulting financial impact for HSBC. Based upon the information currently available, a provision was recognised in respect of one legacy case. The remaining additional tax liability subject to challenge on all legacy PIS and COFINS cases is up to $0.4bn.